Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2023
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(4.40%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	4.80%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	3.40%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(3.30%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(0.90%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	1.00%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	0.50%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(0.50%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(1.60%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	1.70%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	1.50%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(1.40%)